Bank Loans	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Bank Loans
12.	Bank Loans
As of December 31, 2024 and 2025, certain bank loans were pledged by some of Group’s intellectual property rights.
Short-term bank loans
In 2024, the Group obtained guaranteed bank loans amounted to RMB34,472 from several financial institutions in the PRC. The weighted average effective interest rate of the short-term bank loans was 3.6% per annum. The loans were repayable within one year with interests paid on a monthly or quarterly basis and guaranteed by the Group’s founder and Chairman of the Board, Mr. Huazhi Hu. The loans were repaid in full and on schedule in 2025.
In April 2024, the Group obtained a loan guaranteed by letter of credit amounting to RMB29,778. The weighted average effective interest rate on short-term bank loan is 2.2% per annum. The loan was repaid in April 2025.
In 2025, the Group obtained bank loans amounted to RMB219,582 (US$31,400) from several financial institutions in the PRC, among which RMB49,823(US$7,125) was guaranteed by the Group’s founder and director, Mr. Huazhi Hu. The weighted average effective interest rate of the short-term bank loans was 2.6% per annum. The loans are repayable within one year with interests paid on a monthly or quarterly basis. Among the short-term bank loans obtained in 2025, an amount of RMB20,000 (US$2,860) was repaid within the same year.

In April 2025, the Group obtained a loan guaranteed by letter of credit amounting to RMB29,561 (US$4,227). The weighted average effective interest rate on short-term bank loan is 1.5% per annum. The loan is repayable within one year with interest recognized monthly.
Long-term bank loans
In 2024, the Group entered into long-term agreements with two banks in the PRC of total principals of RMB25,000, subject to effective interest rates of 3.0% per annum and 2.9% per annum, with maturity dates on March 24, 2027 and on December 14, 2027.
In 2025, the Group entered into long-term agreements with two banks in the PRC of total principals of RMB75,000 (US$10,725), subject to effective interest rates of 2.4% per annum, 2.9% per annum and 3.0% per annum, with maturity dates on August 1, 2028, December 24, 2027 and on January 13, 2035.
As of December 31, 2024 and 2025, the principal amount of RMB10,500 and RMB9,800 (US$1,401), respectively, was due within 12 months after the balance sheet date and presented as current liabilities in the consolidated balance sheet.
The combined aggregate amounts of maturities and sinking fund requirements for each of the five years are as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Less than 1 year	10,500	9,800	1,401
Between 1 and 2 years	3,500	33,800	4,833
Between 2 and 3 years	17,000	29,400	4,204
Between 3 and 4 years	—	3,000	429
over 4 years	—	16,500	2,360

	31,000	92,500	13,227

As of December 31, 2025, long-term bank loans amounted to RMB55,500 (US$7,936) were secured by mortgages of the Group’s building, in which approximately RMB6,000 (US$858) will mature before December 31, 2026, in accordance with the repayment timeline under the relevant loan agreements. There was no property and equipment mortgage securing the long-term loans outstanding as of December 31, 2024.
As of December 31, 2024 and 2025, long-term bank loans amounted to RMB16,000 and RMB7,000 (US$1,001) were guaranteed by the Group’s Chairman of the Board, Mr. Huazhi Hu, in which approximately RMB9,000 and RMB2,000 (US$286) will mature within one year after the balance sheet dates, in accordance with the repayment timeline under the relevant loan agreements.
The carrying value of the long-term bank loans approximates its fair value as of December 31, 2024 and 2025. The interest rates under the loan agreements with the banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2.
Certain Group’s banking facilities are subject to the fulfillment of certain fin anci
al covenants, including gearing ratio. The Group regularly monitors its compliance with these covenants. As of December 31, 2024 and 2025, none of the covenants was breached.